Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 14 – Commitments and Contingencies

Guarantee Commitments

In November 2017, the MingZhu entered into guarantee agreements for a capital lease of $2,531,453 to a subcontractor. The guarantee period was from November 2017 to January 2022. In November 2017, the MingZhu entered into a guarantee agreement in which MingZhu Logistics, a related party, guaranteed for the above-mentioned capital lease.

Lease Commitments

The Company entered into a lease for office space located in Shenzhen, Guangdong, China for the period from November 21, 2018 to November 20, 2023. The Company’s commitments for minimum lease payment under these operating leases as of December 31, 2020 are listed in section “Note 10 – Leases”.

Contingencies

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and unasserted claims.

A contract dispute exists between MingZhu, MingZhu Pengcheng and Shengxin Wang. According to the Civil Judgement issued by the Shenzhen Intermediate People’s Court on August 23, 2018, Shengxin Wang was ordered to pay RMB 21,303 (approximately $3,098) and overdue interests thereof and pay RMB 1 (approximately $0.15) as the consideration of the vehicles to MingZhu Pengcheng and after that, MingZhu Pengcheng and MingZhu should respectively assist to transfer ownership of one tractor and one trailer to Shengxin Wang. According to the Civil Decision of Guangdong Provincial Higher People’s Court issued on December 20, 2018, Shengxin Wang’s application for retrial of the above Civil Judgement was rejected. On March 22, 2019, the Shenzhen Yantian People’s Court issued an Enforcement Order to MingZhu and MingZhu Pengcheng, which ordered MingZhu and MingZhu Pengcheng to perform relevant obligations as required by the foresaid judgement or otherwise the judgement would be enforced by the court. On May 29, 2019, a cash balance equal to Shenxin Wang’s payment obligation was frozen in his bank account and meanwhile, Shengxin Wang took over the tractor from MingZhu Pengcheng. According to the inquiry notes taken by the Yantian People’s Court Enforcement Bureau on May 30, 2019, MingZhu has made preparation for handover of the trailer to Shengxin Wang. As of the date of the this filing, Shengxin Wang has taken over the trailer, the balance half of the vehicles, from MingZhu, and the case has been concluded.

However, regarding the same dispute, Shengxin Wang filed another lawsuit against MingZhu Pengcheng. According to the Civil Indictment filed by Shengxin Wang (the plaintiff) on February 26, 2019, Shengxin Wang requested that MingZhu Pengcheng (the defendant) be ordered to compensate for the stoppage loss of RMB 4,772,269 (approximately $694,098). The nature of the case was a property damage compensation dispute. According to the response notice issued by the Shenzhen Yantian People’s Court on March 20, 2019, the court has accepted this case. According to the Civil Judgment issued by the Yantian District People’s Court in Shenzhen City, Guangdong Province on August 30, 2019, the court ruled that MingZhu Pengcheng should pay damages in the amount of RMB 203,700 (approximately $29,627) to Shengxin Wang and rejected Shengxin Wang’s other claims. MingZhu Pengcheng submitted an Appeal Petition to the Shenzhen Intermediate People’s Court on September 18, 2019, requesting a change in the judgment of first instance and changing the judgment so that MingZhu Pengcheng will not have to pay the damages to Shengxin Wang. According to the summons issued by Shenzhen Intermediate People’s Court on March 9, 2020, the second trial of this case has been heard on March 26, 2020. As of the date of this filing, the court has not issued a decision.

On September 4, 2018, MingZhu received an arbitration award from the Shenzhen Arbitration Committee for Labor Disputes, which ruled that MingZhu was required to pay for worker compensation to Qing Tan, Xiangyang, Haiyang Shi, and Hanxiao Shi in the aggregate amount of RMB 448,440 (approximately $65,223). Regarding the same dispute, MingZhu filed two lawsuits to the Shenzhen Yantian People’s Court, both of which were dismissed by the court. MingZhu appealed to the Shenzhen Intermediate People’s Court, both of which were also rejected. On December 21, 2018, the Shenzhen Yantian People’s Court issued an execution order which ruled that MingZhu’s property should be used to enforce its obligations under the foresaid arbitration award. On February 22, 2019, RMB 510,272 (approximately $74,961) from MingZhu’s bank account was enforced by the court. Such amount involves the damages and other charges resulting from delayed performance under the foresaid arbitration award. MingZhu filed an execution dissidence to the Shenzhen Yantian People’s Court on March 8, 2019, which was dismissed by the court on April 16, 2019. According to the execution order issued by the Shenzhen Yantian People’s Court on June 14, 2019, MingZhu has performed all its obligations under the arbitration award.

On August 22, 2019, Sujin Wei (the plaintiff) submitted a Civil Complaint to the Yangjiang Yangdong District People’s Court against China Pacific Property Insurance Co., Ltd. Shenzhen Branch, MingZhu and two other defendants. The complaint requested that China Pacific Property Insurance Co., Ltd. Shenzhen Branch shall make the death and disability compensation to the plaintiff in the amount of RMB 110,000 (approximately $15,999) and compensate the plaintiff of RMB 307,328.02 (approximately $44,699) within the third party liability insurance limit and also requested that defendants Shengming Zheng and MingZhu shall be jointly and severally liable for the foregoing claims, and the litigation fee in this case shall be borne by the four defendants. According to the response notice issued by the Yangjiang Yangdong District People’s Court on September 18, 2019, this case has been filed on September 4, 2019. The court held a hearing of this case on October 31, 2019. On December 16, 2019, the Yangjiang Yangdong District People’s Court issued a judgement which ordered insurance companies to compensate a sum of RMB 389,710 (approximately $54,522) to the plaintiff and other claims were rejected. MingZhu bears no compensatory obligations under this case. As of the date of this filing, China Pacific Property Insurance Co., Ltd. Shenzhen Branch and the People’s Insurance Company of China Shenzhen Branch have paid a sum of RMB 389,710 (approximately $54,522) to the plaintiff, and the case has been concluded.

On January 2, 2020, Lijuan Cui, Heng Zhou, Yi Zhou, Jinxiang Zhou and Xiangni Chen (together the plaintiffs) submitted a Civil Complaint to the Queshan County People’s Court against MingZhu, Dagang Li, Zaozhuang Yizhou Automobile Transportation Co., Ltd, China Pacific Property Insurance Co., Ltd. Shenzhen Branch, Huilai Feng, Anyang Anyun Modern Logistics Co., Ltd. and the People’s Insurance Company of China Anyang Branch (together the defendants). The compliant requested that (i) the defendants compensate their loss (including the funeral expenses, death compensation, living expenses of the plaintiffs, etc.) in the amount of RMB 1,096,380.93 (approximately $153,389); (ii) the defendant China Pacific Property Insurance Co., Ltd. Shenzhen Branch shall make the compensation within the limit of its insurance liability, the defendant People’s Insurance Company of China Anyang Branch shall make the compensation within the limit of its on-board personnel liability insurance (driver) and the defendant Huilai Feng shall bear the remaining part of compensation liability exceeding the limit of insurance liability; and (iii) the litigation fee in this case shall be borne by the defendants. According to the response notice issued by the Queshan County People’s Court on January 15, 2020, this case has been filed on January 8, 2020. The trial that was scheduled in a summons, which was issued by Queshan County People’s Court on the March 12, 2020, for the March 24, 2020 was not heard. As of the date of this filing, MingZhu has not received any new summons from the court. MingZhu bears no compensatory obligations under this case.

Shuanbao Zhao, Ailian Qin, Fang Zhang, Shukai Zhao and Shuqiang Zhao (together the plaintiffs) submitted a Civil Complaint to the Queshan County People’s Court against Dagang Li, Huilai Feng, MingZhu, Anyang Anyun Modern Logistics Co., Ltd., Zaozhuang Yizhou Automobile Transportation Co., Ltd, the People’s Insurance Company of China Tangyin Branch, China Pacific Property Insurance Co., Ltd. Futian Branch (together the defendants). The complaint requested that (i) the defendants compensate their loss (including the funeral expenses, death compensation, living expenses of the plaintiffs, etc.) in the amount of RMB 1,036,573.61 (approximately $148,894); (ii) the defendant the People’s Insurance Company of China Tangyin Branch shall make prioritized compensation within the scope of seat insurance liability; (iii) the defendant China Pacific Property Insurance Co., Ltd. Futian Branch shall make prioritized compensation within the scope of traffic compulsory insurance and commercial insurance liability; and (iv) the litigation fee in this case shall be borne by the defendants. According to the response notice and summons issued by the Queshan County People’s Court on April 8, 2020, this case has been filed and will be heard on April 28, 2020. MingZhu bears no compensatory obligations under this case.

In accordance with ASC No. 450-20, “Loss Contingencies”, the Company will record accruals for above loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. There are no other material loss contingencies than above-mentioned ones for the years ended December 31, 2020 and 2019.